Consolidated Statement of Changes in Total Equity (USD $) In Thousands, except Share data	Total	General Partner [Member]	Common Stock [Member] Limited Partners [Member]	Total Equity Partners' Equity Accumulated Other Comprehensive (Loss) Income [Member]	Total Equity Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2011	$ 1,139,709	$ 43,401	$ 1,070,066		$ 26,242
Beginning balance, units at Dec. 31, 2011			64,858,000
Net income	139,142	21,303	102,402		15,437
Cash distributions	(196,294)	(20,454)	(175,455)		(385)
Re-investment tax credit (note 10)	5,305	105	5,200
Equity based compensation (note 16)	34	2	32
Proceeds from equity offering (note 15)	182,316	3,784	178,532
Proceeds from equity offering (note 15), units			4,826,000
Acquisition of investment in the fourth Angola LNG Carrier (note 11e)	(15,938)	(795)	(15,143)
Ending balance at Dec. 31, 2012	1,254,274	47,346	1,165,634		41,294
Ending balance, units at Dec. 31, 2012			69,684,000
Net income	213,315	25,365	175,877		12,073
Other comprehensive income	131			131
Cash distributions	(215,789)	(24,136)	(191,280)		(373)
Equity based compensation (note 16)	1,333	27	1,306
Equity based compensation (note 16), units			7,000
Proceeds from equity offering (note 15)	190,520	3,924	186,596
Proceeds from equity offering (note 15), units			4,505,000
Ending balance at Dec. 31, 2013	1,443,784	52,526	1,338,133	131	52,994
Ending balance, units at Dec. 31, 2013			74,196,000
Net income	218,927	31,187	174,251		13,489
Other comprehensive income	(1,534)			(1,534)
Cash distributions	(240,525)	(30,900)	(209,625)
Dividends paid to non-controlling interest	(57,080)				(57,080)
Equity based compensation (note 16)	1,444	29	1,415
Equity based compensation (note 16), units			17,000
Proceeds from equity offering (note 15)	182,139	3,666	178,473
Proceeds from equity offering (note 15), units			4,140,000
Sale of 1% interest in Norgas Napa to General Partner (note 11d)	216				216
Ending balance at Dec. 31, 2014	$ 1,547,371	$ 56,508	$ 1,482,647	$ (1,403)	$ 9,619
Ending balance, units at Dec. 31, 2014			78,353,000